Note 11. Lease Commitments (Detail) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 662
2014	684
2015	651
2016	222
2017	0
Thereafter	0
$ 2,219